SHARE-BASED COMPENSATION - Schedule of Shares Granted Under Share Incentive Plan (Details)	Jun. 30, 2025 shares
2023 Share Incentive Plan [Member]
SHARE-BASED COMPENSATION - Schedule of Shares Granted Under Share Incentive Plan (Details) [Line Items]
Share Incentive Plan	3,300,000
2024 Share Incentive Plan [Member]
SHARE-BASED COMPENSATION - Schedule of Shares Granted Under Share Incentive Plan (Details) [Line Items]
Share Incentive Plan	2,150,000
Maximum [Member] | 2023 Share Incentive Plan [Member]
SHARE-BASED COMPENSATION - Schedule of Shares Granted Under Share Incentive Plan (Details) [Line Items]
Share Incentive Plan	3,300,000
Maximum [Member] | 2024 Share Incentive Plan [Member]
SHARE-BASED COMPENSATION - Schedule of Shares Granted Under Share Incentive Plan (Details) [Line Items]
Share Incentive Plan	2,150,000